Capital Surplus	12 Months Ended
Dec. 31, 2024
Capital Surplus [Abstract]
Capital surplus

20.    Capital surplus

Except as required by the Company’s Articles of Association or Cayman’s law, capital surplus shall not be used for any other purpose but covering accumulated deficit. Capital surplus should not be used to cover accumulated deficit unless the legal reserve is insufficient.

	2022
	Share premium	Employee stock options	Employee stock options- expired	Changes in ownership interest in subsidiaries	Total
January 1	$5,998,682	$109,305	$6,997	$47,173	$6,162,157
From share of changes in equities of subsidiaries	—	—	—	88,455	88,455
Share-based payments	—	237,301	—	—	237,301
December 31	$5,998,682	$346,606	$6,997	$135,628	$6,487,913
	2023
	Share premium	Employee stock options	Employee stock options- expired	Changes in ownership interest in subsidiaries	Total
January 1	$5,998,682	$346,606	$6,997	$135,628	$6,487,913
Issuance of ordinary shares	600,952	—	—	—	600,952
Preferred shares conversion	26,907,495	—	—	—	26,907,495
Acquisition of subsidiaries	70,619,903	—	—	—	70,619,903
Changes in non-controlling interests	—	—	—	708,719	708,719
Share-based payments	162,029	118,800	—	—	280,829
Employee stock options exercised	62,923	(62,923)	—	—	—
Employee stock options forfeited	—	(1,482)	1,482	—	—
December 31	$104,351,984	$401,001	$8,479	$844,347	$105,605,811
	2024
	Share premium	Employee stock options	Employee stock options- expired	Restricted stocks	Changes in ownership interest in subsidiaries	Total
January 1	$104,351,984	$401,001	$8,479	$—	$844,347	$105,605,811
Share-based payments	22,884	212,374	—	—	—	235,258
Employee stock options exercised	6,091	(6,091)	—	—	—	—
Employee stock options forfeited	—	(16,942)	16,942	—	—	—
Restricted stocks	—	—	—	147,816	—	147,816
Issuance of ordinary shares, net of issuance costs (Note 1)	45,060,227	—	—	—	—	45,060,227
Reverse share split as part of the recapitalization	19,489	—	—	—	—	19,489
Commitment shares (Note 2)	450,000	—	—	—	—	450,000
Acquisition of subsidiaries (Note 3)	3,184,536	—	—	—	—	3,184,536
December 31	$153,095,211	$590,342	$25,421	$147,816	$844,347	$154,703,137

Note 1:    In connection with the Recapitalization, the Company recognized capital surplus of $45,060,227 due to issuance of ordinary shares. Please refer to Note 19 for details.

Note 2:    On November 25, 2024, the Company entered an Agreement with Tumim (the “Tumim ELOC SPA”) and became obligated to issue a number of the Company’s ordinary shares (the “Commitment Shares”) to Tumim as consideration for its irrevocable commitment for the equity line of credit. The Commitment Shares amounted to $450,000 was accounted under IFRS 2 in capital surplus. Please refer to Note 19 j) for details.

Note 3:    In connection with the acquisition of Green Quest, the Company recognized capital surplus of $3,184,536 for the purchase price consideration. Please refer to Note 32 for details.